Corporation Information and Basis of Presentation (Details Textual)	12 Months Ended			12 Months Ended								1 Months Ended												12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jan. 31, 2010	Jun. 30, 2013 Seed Variety Right [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Shenzhen Guanli Agricultural Technology [Member]	Sep. 30, 2009 Shenzhen Guanli Agricultural Technology [Member] Another Individual [Member]	Jan. 31, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member]	Jun. 30, 2011 Agria Asia Investments [Member]	Apr. 29, 2011 Agria Asia Investments [Member] USD ($)	May 31, 2013 Wuwei Ganxin Seeds CoLtd [Member]	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member]	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Maximum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Minimum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] USD ($)	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] CNY	Apr. 01, 2008 China Victory International Holdings Limited [Member] USD ($)	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member]	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member] Another Individual [Member]	Apr. 29, 2011 Ngai Tahu Holdings [Member] USD ($)	Mar. 31, 2011 Shanxi Jufeng Seeds [Member] CNY	Sep. 30, 2009 Agria Nky Seeds [Member]	Jun. 30, 2013 China Operations [Member]	Jun. 30, 2013 International Operations [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 30, 2011 Pgw [Member] NZD	Dec. 23, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member]	Oct. 31, 2009 Pgw [Member] NZD	Sep. 30, 2009 Pgw [Member]	Jan. 30, 2011 Pgw [Member] Additional Shares [Member]
Revenue Percentage																								2.00%	98.00%
Ownership Interest Percentage			30.00%				100.00%	49.00%	70.00%	80.81%	88.05%		49.00%	49.00%					95.00%	5.00%	7.24%		100.00%			50.01%		19.01%	19.01%		51.00%	31.00%
Capital Units, Value														30,000,000	20,000,000	$ 700,000	4,900,000	$ 29,000,000
Share Price																											0.60	0.025		0.88
Variable Interest Entity, Consolidated, Carrying Amount, Assets	47,800,000	293,400,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	26,600,000	163,300,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	21,200,000	130,100,000
Equity Method Investment, Aggregate Cost											$ 20,000,000										$ 12,000,000	1,110,000
Disposal Of Equity Method Investment Ownership Percentage												49.00%
Finite-Lived Intangible Asset, Useful Life	19 years	19 years		3 years	15 years	5 years